Risks Arising From Financial Instruments - Disclosure of Financial Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Total	$ 136,477	$ 138,693
Non-current	104,095	109,425
Current	32,382	29,268
Trades and other payables [member]
Disclosure of financial liabilities [line items]
Trade and other payables	20,316	20,658
Secured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	105	109
Current interest-bearing loans and borrowings	576	370
Unsecured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	87	86
Current interest-bearing loans and borrowings	662	22
Unsecured bond issues [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	99,711	105,170
Current interest-bearing loans and borrowings	6,216	2,626
Unsecured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	62	57
Current interest-bearing loans and borrowings	12	14
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	1,707	1,575
Current interest-bearing loans and borrowings	376	410
Commercial paper [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	3,122	1,142
Cash and bank overdrafts [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	105	114
Derivatives not designated [member] | Equity swaps [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,657	4,877
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	213	387
Derivatives not designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	10	456
Derivatives designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	85	103
Derivatives designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	90	56
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	172	132
Derivatives designated [member] | Interest rate swap [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	8	56
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 185	$ 273